Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Cash flows from operating activities
Loss before income tax	£ (10,893)	£ (25,707)	£ (23,195)
Adjusted for:
Other operating income on derecognition of financial liabilities on funding arrangements	(908)	0	0
Finance income	(3,096)	(8)	(30)
Finance cost	1,164	862	2,879
Foreign exchange loss / (gain)	1,960	711	(169)
Depreciation	140	48	38
Amortization of intangible fixed assets	106	10	10
Loss on disposal of assets	40	0	0
Movement in provisions	(60)	12	28
Research and development expenditure credit	(23)	(3)	(44)
Share-based payment	1,607	1,379	1,160
Adjusted loss from operations before changes in working capital	(9,963)	(22,696)	(19,323)
(Increase) / decrease in prepayments and other receivables	(8,993)	492	1,106
(Decrease) / increase in deferred revenue	(2,482)	30,527	0
Increase / (decrease) in trade and other payables	3,375	813	(366)
Cash (used by) / generated from operations	(18,063)	9,136	(18,583)
Taxation received	3,374	3,005	1,401
Net cash (used by) / generated from operating activities	(14,689)	12,141	(17,182)
Investing activities
Acquisition of subsidiaries net of cash acquired	(4,775)	0	0
Purchase of property, plant and equipment	(360)	(81)	(66)
Purchase of intangible assets	(119)	(7)	0
Interest received	12	8	30
Net cash used in investing activities	(5,242)	(80)	(36)
Financing activities
Proceeds from issue of share capital	14,931	0	26,101
Transaction costs on share capital issued	(1,428)	0	(4,187)
Proceeds from exercise of warrants	10	107	0
Proceeds from exercise of share options	392	283	222
Cash received from funding arrangements accounted for as financial liabilities	0	23	0
Net cash generated from financing activities	13,905	413	22,136
(Decrease) / increase in cash and cash equivalents	(6,026)	12,474	4,918
Effect of exchange rates on cash and cash equivalents	(1,934)	(716)	121
Cash and cash equivalents at beginning of the year	28,062	16,304	11,265
Cash and cash equivalents at end of the year	£ 20,102	£ 28,062	£ 16,304